Statutory Information (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Schedule of Statutory Net Income and Capital and Surplus
The Company's statutory net income and capital and surplus are as follows:

	Years Ended and at December 31,
	2020	2019	2018
Statutory net income	$34.7	$48.1	$90.0
Statutory capital and surplus	$127.9	$123.6	$126.3